Description of the Transaction (Details) - Pro Forma [Member]	Sep. 30, 2024 $ / shares shares
Common share to be exchanged per share | $ / shares	$ 0.01021
Common share outstanding in greenbrook | shares	2,056,453,835
Percentage of common share outstanding in greenbrook | $ / shares	$ 95.3
Additional common share provided by madryn | shares	252,999,770